Fees Summary	Jul. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,375,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,894.61
Total Offset Amount	0.00
Net Fee	1,894.61
Narrative - Max Aggregate Offering Price	$ 12,375,000.00
Final Prospectus	true